Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss from continuing operations	$ (127,216)	$ (1,056,253)	$ (4,412,050)	$ (2,075,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	3,038	13,141	51,507	51,484
Amortization of debt discount	80,563	205,007	515,814	438,032
Change in fair value of embedded derivative liability	(243,615)		442,957	141,756
Stock issued for services - related party	80,073	109,930	159,930
Stock issued for services		352,000	407,000	465,424
Loss on sale of equipment			73,750	36,627
Loss on debt settlements				131,944
Amortization of original issue discount				22,500
Amortization of debt offering costs				20,000
Loss on impairment of goodwill			1,440,961
Loss on investment in joint venture			250,000
Derivative interest expense				66,980
Change in operating liability:
Decrease in accounts receivable		34,853	34,853	17,024
Decrease in prepaid expense	4,452		(4,452)	1,697
Increase (decrease) in accounts payable and accrued expenses	20,541	(3,071)	33,236	15,763
Decrease in deferred rent	(568)	(568)	(2,274)	(1,265)
Decrease in accrued compensation - officers	(2,931)	(7,142)	(489)
Other receivable			7,323
Inventory			2,360	4,641
Costs and estimated earnings in excess of billings			(20,155)	224
Net cash used in operating activities	(185,663)	(352,103)	(1,019,729)	(662,170)
Cash flows from investing activities:
Investment in joint venture		(250,000)	(250,000)
Purchase of equipment and software		(550)	(550)	(12,294)
Proceeds from the sale of equipment			10,800	10,000
Net cash (used in) investing activities		(250,550)	(239,750)	(2,294)
Cash flows from financing activities:
Repayments of note payable	(1,809)	(227,132)	(6,787)
Proceeds from convertible notes payable, less offering costs and OId costs paid	195,000	250,000	500,000	675,000
Repayment of convertible note		(175,000)	(175,000)	(208,223)
Issuance of common stock for cash		824,000	824,000	50,000
Settlement of demand note payable, less OID costs paid			(225,500)
Issuance of preferred stock for cash			300,000	125,000
Net cash provided by financing activities	193,191	671,868	1,216,713	641,777
Decrease cash and cash equivalents	7,528	69,215	(42,766)	(22,687)
Cash and cash equivalents at beginning of period	35,453	78,219	78,219	100,906
Cash and cash equivalents at end of period	42,981	147,434	35,453	78,219
Cash paid during the period for:
Interest	506	682	2,469	3,481
Income taxes
Supplemental disclosure of non-cash investing and financing activities:
Beneficial conversion feature	15,750	95,333	120,333	333,900
Settlement of convertible note into common shares		$ 100,000	$ 100,000
Partial conversion of convertible note into common shares	150,000		75,000
Conversion of preferred shares into common shares		$ 2,500	$ 2,500
Derivative liability reclassified to paid-in capital	286,296
Voluntary return of stock by related party	$ 3,280		2,500
Shares issued for debt issuance costs				143,500
Shares issued on conversion of convertible debt				203,351
Unused commitment fee			50,000
Stock issued for the alamo CBD acquisition			$ 1,440,961